Unaudited Interim Condensed Consolidated Statement of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows [abstract]
Loss for the period	$ (6,339,214)	$ (1,555,183)
Adjustments for:
Depreciation and Amortization of intangible assets	2,697,378	2,542,432
Stock-based compensation	252,095
Finance costs	506,818	341,123
Loss/(Gain) from fixed assets disposal	24,530	(2,189)
Changes in operating assets and liabilities:
Increase in trade and other receivables	(205,716)	(673,605)
Increase in other current assets	(969,004)	(1,005,395)
Increase in inventories	(5,521,429)	(2,105,633)
(Increase)/Decrease in amount due from/to related parties	(6,111,443)	2,932,310
Decrease/(Increase) in other non-current assets	901	(98,693)
Increase in provision for and write off of withholding taxes receivable	263,340	98,226
Increase in deferred tax assets	(325,083)
Increase in Trade and other payables and other current liabilities	1,265,752	900,767
Increase in withholding taxes receivable	663,095	522,688
(Decrease)/Increase in provision for employee benefits	(29,812)	146,100
Net cash (used in) generated from operating activities	(13,827,792)	2,042,948
Cash flows from investing activities
Acquisition of property and equipment	(2,309,334)	(2,251,341)
Proceeds from sale of property, plant and equipment	4,120	2,598
Acquisition of intangible assets	(3,082,880)
Acquisition of subsidiary, net of cash acquired	(1,793,614)	24,276
Deposits paid for business acquisitions	(2,160,000)
Net cash used in investing activities	(9,341,708)	(2,224,467)
Cash flows from financing activities
Proceeds from issue of shares	18,275,728
Proceeds from exercise of warrants	1,423,690
Proceeds from borrowings		1,622,855
Repayment of borrowings	(840,762)	(378,046)
Payment of lease liabilities	(1,483,203)	(1,246,462)
Net cash generated from (used in) financing activities	17,375,453	(1,653)
Net decrease in cash and cash equivalents, and restricted cash	(5,794,047)	(183,172)
Effect of movements in exchange rates on cash held	(519,523)	(554,528)
Cash and cash equivalents, and restricted cash at January 1,	15,853,811	10,129,910
Cash and cash equivalents, and restricted cash at June 30,	9,540,241	9,392,210
Non-cash investing and financing activities
Equity portion of purchase consideration paid for acquisition of subsidiaries	$ 4,579,879